Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 49,360	$ 46,108
Gross unrealized gains on FVOCI securities	241	115
Gross unrealized losses on FVOCI securities	(89)	(27)
Financial assets measured at fair value through other comprehensive income	49,512	46,196
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	581	533
Gross unrealized gains on FVOCI securities	89	100
Gross unrealized losses on FVOCI securities	(63)	(31)
Financial assets measured at fair value through other comprehensive income	607	602
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	49,941	46,641
Gross unrealized gains on FVOCI securities	330	215
Gross unrealized losses on FVOCI securities	(152)	(58)
Financial assets measured at fair value through other comprehensive income	50,119	46,798
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,354	10,842
Gross unrealized gains on FVOCI securities	6	12
Gross unrealized losses on FVOCI securities	(8)	(3)
Financial assets measured at fair value through other comprehensive income	10,352	10,851
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	13,668	12,252
Gross unrealized gains on FVOCI securities	29	22
Gross unrealized losses on FVOCI securities	(35)	(3)
Financial assets measured at fair value through other comprehensive income	13,662	12,271
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,111	9,353
Gross unrealized gains on FVOCI securities	94	25
Gross unrealized losses on FVOCI securities	(1)	(7)
Financial assets measured at fair value through other comprehensive income	10,204	9,371
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,305	5,318
Gross unrealized gains on FVOCI securities	37	25
Gross unrealized losses on FVOCI securities	(13)	(7)
Financial assets measured at fair value through other comprehensive income	6,329	5,336
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	2,771	2,688
Gross unrealized gains on FVOCI securities	49	15
Gross unrealized losses on FVOCI securities	(10)	(4)
Financial assets measured at fair value through other comprehensive income	2,810	2,699
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	172	47
Gross unrealized losses on FVOCI securities	(10)
Financial assets measured at fair value through other comprehensive income	162	47
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,979	5,608
Gross unrealized gains on FVOCI securities	26	16
Gross unrealized losses on FVOCI securities	(12)	(3)
Financial assets measured at fair value through other comprehensive income	5,993	5,621
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	40	40
Gross unrealized gains on FVOCI securities	16	15
Gross unrealized losses on FVOCI securities	(9)	(9)
Financial assets measured at fair value through other comprehensive income	47	46
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	541	493
Gross unrealized gains on FVOCI securities	73	85
Gross unrealized losses on FVOCI securities	(54)	(22)
Financial assets measured at fair value through other comprehensive income	$ 560	$ 556